UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independent Franchise Partners, LLP
Address: Level 5
         20 Balderton Street
         London, UK  W1K 6TL

13F File Number:  028-13829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Kelly Jones
Title:     Chief Operating Officer
Phone:     0044 207 495 9070

Signature, Place, and Date of Signing:

 /s/    John Kelly Jones     London, UK     May 03, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $3,758,915 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    74074  1148441 SH       OTHER                  431526        0   716915
APPLE INC                      COM              037833100   152612   254579 SH       OTHER                  173749     5509    75321
BROWN FORMAN CORP              CL B             115637209    37769   452929 SH       OTHER                  170193        0   282736
COLGATE PALMOLIVE CO           COM              194162103   207995  2127179 SH       OTHER                 1445835    45192   636152
DENTSPLY INTL INC NEW          COM              249030107    38771   966155 SH       OTHER                  363025        0   603130
EBAY INC                       COM              278642103   235474  6383159 SH       OTHER                 4280608   132079  1970472
GENERAL MLS INC                COM              370334104    43808  1110494 SH       OTHER                  416246        0   694248
JOHNSON & JOHNSON              COM              478160104   273960  4153427 SH       OTHER                 2647835    77018  1428574
KELLOGG CO                     COM              487836108   304377  5675513 SH       OTHER                 3744437   113376  1817700
KIMBERLY CLARK CORP            COM              494368103    57444   777439 SH       OTHER                  292129        0   485310
KRAFT FOODS INC                CL A             50075N104   252532  6643844 SH       OTHER                 4301325   127958  2214561
MCGRAW HILL COS INC            COM              580645109   309497  6385349 SH       OTHER                 4261471   131508  1992370
MOODYS CORP                    COM              615369105   274327  6516097 SH       OTHER                 4342212   133023  2040862
MSCI INC                       CL A             55354G100   157789  4286604 SH       OTHER                 2919456    92184  1274964
PEPSICO INC                    COM              713448108    46924   707225 SH       OTHER                  265745        0   441480
PHILIP MORRIS INTL INC         COM              718172109   423423  4778510 SH       OTHER                 3118740    93002  1566768
PROCTER & GAMBLE CO            COM              742718109   288424  4291393 SH       OTHER                 2820669    85481  1385243
REYNOLDS AMERICAN INC          COM              761713106    35254   850740 SH       OTHER                  319557        0   531183
SCOTTS MIRACLE GRO CO          CL A             810186106   306149  5652685 SH       OTHER                 3757192   114933  1780560
STRAYER ED INC                 COM              863236105    31221   331158 SH       OTHER                  124437        0   206721
VERISK ANALYTICS INC           CL A             92345Y106   207091  4409006 SH       OTHER                 2988603    93554  1326849